Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 97,624	$ 45,234	$ 204,183
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(27,136)	(27,152)	(30,014)
Realized capital gains and losses	(106,627)	20,554	(66,332)
Interest credited to contractholder funds	86,464	91,482	97,377
Changes in:
Policy benefits and other insurance reserves	(29,174)	(46,890)	(17,780)
Deferred policy acquisition costs	13,625	(3,278)	(7,530)
Income taxes	29,817	(3,424)	(53,734)
Other operating assets and liabilities	14,996	15,481	(28,736)
Net cash provided by operating activities	79,589	92,007	97,434
Proceeds from sales
Fixed income securities	295,930	292,026	192,227
Equity securities	141,893	165,147	125,416
Limited partnership interests	25,195	31,337	77,017
Investment collections
Fixed income securities	345,540	334,019	298,852
Mortgage loans	76,582	50,627	65,183
Investment purchases
Fixed income securities	(411,139)	(421,643)	(477,765)
Equity securities	(190,441)	(171,271)	(68,002)
Limited partnership interests	(41,881)	(56,986)	(67,015)
Mortgage loans	(113,712)	(116,996)	(78,783)
Change in short-term investments, net	(46,116)	12,231	3,104
Change in policy loans and other investments, net	1,228	576	1,440
Net cash provided by investing activities	83,079	119,067	71,674
Cash flows from financing activities
Contractholder fund deposits	95,390	96,954	97,287
Contractholder fund withdrawals	(257,264)	(304,412)	(274,887)
Other			(2,400)
Net cash used in financing activities	(161,874)	(207,458)	(180,000)
Net increase (decrease) in cash	794	3,616	(10,892)
Cash at beginning of year	8,479	4,863	15,755
Cash at end of year	$ 9,273	$ 8,479	$ 4,863